Employee benefit expenses - Summary of Employee benefit expenses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Salaries	$ 5,302,234	$ 5,632,219	$ 4,937,591
Directors' remuneration	28,621	40,164	28,229
Labor and health insurance	449,223	424,901	396,796
Pension	205,671	200,014	189,489
Other personnel expenses	480,554	460,590	458,122
Total Employee benefit expenses	$ 6,466,303	$ 6,757,888	$ 6,010,227